INTANGIBLE ASSETS (Details) - Rights [Member] - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Land use rights	$ 187,808	$ 186,317	$ 185,614
Less: Accumulated amortization	35,683	32,605	27,594
Total	$ 152,125	$ 153,712	$ 158,020